NET INCOME (LOSS) PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share options
Antidilutive securities
Antidilutive securities	3,943,058	4,414,608
Unvested restricted share units
Antidilutive securities
Antidilutive securities	2,003,074	3,890,658